Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Borrowings

Borrowings as of December 31, 2025 and December 31, 2024 consisted of the following:

	December 31, 2025	December 31, 2024
Credit facilities	$1,124,761	$1,096,178
Financial liabilities	432,477	731,206
Finance lease liabilities	329,860	325,784
Senior unsecured bonds	300,000	—
Total borrowings	$2,187,098	$2,153,168
Less: Current portion of long-term borrowings, net	(277,365)	(266,222)
Less: Deferred finance costs, net	(27,512)	(24,231)
Long-term borrowings, net	$1,882,221	$1,862,715

Borrowings - Maturity of Long Term Debt

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Partners outstanding as of December 31, 2025, based on the repayment schedules of the respective credit facilities, bonds, financial liabilities and finance lease liabilities (as described above).

Period	Amount
2026	$282,190
2027	207,420
2028	253,576
2029	227,171
2030	489,276
2031 and thereafter	727,465
Total	$2,187,098